Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 09, 2024	Nov. 30, 2023	Jul. 10, 2023	Jun. 20, 2023	Nov. 30, 2022	Nov. 30, 2021	Jan. 12, 2021	Nov. 30, 2020	Jun. 22, 2020	Nov. 30, 2019	Nov. 30, 2018	Aug. 24, 2018	Jul. 13, 2018	Nov. 30, 2017	Sep. 11, 2017	Nov. 30, 2016	Jul. 11, 2016	Nov. 30, 2015	Jul. 13, 2015	Nov. 30, 2014
C000102168
Account Value [Line Items]
Line Graph and Table Measure Name	Global X MLP ETF
Account Value	$ 12,311				$ 10,026			$ 8,659	$ 6,289		$ 4,574		$ 6,582	$ 7,043			$ 7,166		$ 7,949		$ 6,892		$ 10,000
C000124409
Account Value [Line Items]
Line Graph and Table Measure Name	Global X MLP & Energy Infrastructure ETF
Account Value	$ 19,716				13,127			11,997	9,140		6,545		7,552	7,734			7,767		8,508		7,370		10,000
C000156499
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Alternative Income ETF
Account Value	$ 16,874				14,257			13,707	14,682		11,983		13,794	12,553			12,320		10,880		9,798	$ 10,000
C000170551
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Conscious Companies ETF
Account Value	$ 29,788				23,139			21,219	23,433		18,621		16,050	13,914			12,865		10,464	$ 10,000
C000191734
Account Value [Line Items]
Line Graph and Table Measure Name	Global X U.S. Preferred ETF
Account Value	$ 12,403				10,861			10,916	12,667		12,108		11,198	9,801			10,075	$ 10,000
C000201047
Account Value [Line Items]
Line Graph and Table Measure Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Quality Dividend ETF
Account Value	$ 18,031				14,577			15,139	13,732		10,859		11,021	9,928		$ 10,000
C000203262
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Adaptive U.S. Factor ETF
Account Value	$ 21,625				16,136			14,786	13,368		10,867		10,853	9,842	$ 10,000
C000219547
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Variable Rate Preferred ETF
Account Value	$ 12,847				11,340			10,798	11,788		11,059	$ 10,000
C000224228
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Adaptive U.S. Risk Management ETF
Account Value	$ 15,147				11,835			11,500	12,013	$ 10,000
C000243154
Account Value [Line Items]
Line Graph and Table Measure Name	Global X 1-3 Month T-Bill ETF
Account Value	$ 10,786				10,236		$ 10,000
C000243084
Account Value [Line Items]
Line Graph and Table Measure Name	Global X U.S. Cash Flow Kings 100 ETF
Account Value	$ 13,509				10,646	$ 10,000
C000252057
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Short-Term Treasury Ladder ETF
Account Value	$ 10,032	$ 10,002	$ 10,030	$ 10,000
C000252058
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Intermediate-Term Treasury Ladder ETF
Account Value	$ 9,802	9,730	9,974	10,000
C000252059
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Long-Term Treasury Ladder ETF
Account Value	$ 9,534	9,376	9,852	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 35,002				26,142			22,964	25,294		19,773		16,834	14,498			13,642		11,103		10,275		10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 35,002				26,142			22,964	25,294		19,773		16,834	14,498			13,642		11,103		10,275		10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 34,038				25,422			22,332	24,597		19,228		16,371	14,099			13,267		10,797		9,992	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 32,712				24,432			21,462	23,639		18,479		15,733	13,550			12,750		10,377	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 27,426				20,484			17,994	19,819		15,493		13,191	11,360			10,690	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 23,969				17,902			15,726	17,321		13,540		11,528	9,929		10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 23,307				17,408			15,291	16,843		13,166		11,210	9,654	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 20,713				15,470			13,589	14,968		11,701	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 16,835				12,574			11,045	12,166	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,606				9,924		10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 13,959				10,425	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,845	9,742	9,990	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,845	9,742	9,990	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,845	9,742	9,990	10,000
Custom Hybrid for Global X MLP ETF (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Hybrid for Global X MLP ETF (Gross)
Account Value	$ 13,641				10,608			8,793	6,213		4,496		6,415	6,866			6,950		7,632		6,588		10,000
Solactive MLP Infrastructure Index (TR) (USD)^
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index (TR) (USD)^
Account Value	$ 13,750				10,692			8,863	6,262		4,531		6,466	6,920			7,006		7,692		6,640		10,000
Solactive MLP & Energy Infrastructure Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive MLP & Energy Infrastructure Index (TR) (USD)
Account Value	$ 21,141				13,976			12,677	9,582		6,816		7,822	7,969			7,948		8,644		7,393		$ 10,000
Indxx SuperDividend Alternatives Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx SuperDividend Alternatives Index (USD)
Account Value	$ 17,424				14,703			14,124	15,101		12,296		14,259	12,904			12,562		11,006		$ 9,833	$ 10,000
Concinnity Conscious Companies Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Concinnity Conscious Companies Index (TR) (USD)
Account Value	$ 30,956				23,929			21,850	24,018		18,996		16,317	14,078			12,941		$ 10,478	$ 10,000
ICE BofA Diversified Core U.S. Preferred Securities Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Diversified Core U.S. Preferred Securities Index (TR) (USD)
Account Value	$ 12,582				10,984			11,019	12,779		12,189		11,258	9,829			$ 10,080	$ 10,000
S&P 500 Quality High Dividend Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Quality High Dividend Index (TR) (USD)
Account Value	$ 18,368				14,811			15,342	13,881		10,945		11,074	9,940		$ 10,000
Adaptive Wealth Strategies U.S. Factor Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Adaptive Wealth Strategies U.S. Factor Index (TR) (USD)
Account Value	$ 22,078				16,412			14,985	13,509		10,946		$ 10,900	$ 9,853	$ 10,000
ICE U.S. Variable Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Variable Rate Preferred Securities Index
Account Value	$ 12,971				11,417			10,854	11,837		$ 11,075	$ 10,000
Adaptive Wealth Strategies U.S. Risk Management Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Adaptive Wealth Strategies U.S. Risk Management Index (TR) (USD)
Account Value	$ 15,294				11,889			$ 11,493	$ 11,960	$ 10,000
Solactive 1-3 Month US T-Bill Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive 1-3 Month US T-Bill Index (TR) (USD)
Account Value	$ 10,794				10,241		$ 10,000
Global X U.S. Cash Flow Kings 100 Index (GR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Global X U.S. Cash Flow Kings 100 Index (GR) (USD)
Account Value	$ 13,570				$ 10,657	$ 10,000
FTSE US Treasury 1-3 Years Laddered Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE US Treasury 1-3 Years Laddered Bond Index (TR) (USD)
Account Value	$ 10,035	10,005	10,031	10,000
FTSE US Treasury 3-10 Years Laddered Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE US Treasury 3-10 Years Laddered Bond Index (TR) (USD)
Account Value	$ 9,804	9,735	9,983	10,000
FTSE US Treasury 10-30 Years Laddered Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE US Treasury 10-30 Years Laddered Bond Index (TR) (USD)
Account Value	$ 9,533	$ 9,379	$ 9,870	$ 10,000